Financial assets and liabilities - Summary of Cash and Cash Equivalents (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Interest-bearing deposits at call held as security	$ 0.4	$ 0.4